CAPITAL MANAGEMENT (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of objectives, policies and processes for managing capital [line items]
Corporate borrowings	$ 709	$ 183
Equity	36,456	29,979	$ 26,286	$ 23,996
Non-recourse borrowings
Disclosure of objectives, policies and processes for managing capital [line items]
Carrying value	30,588	26,869	22,302
Deferred financing fees	171	140
Unamortised premiums	(145)	(11)	105
Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Carrying value	3,147	2,660
Deferred income tax liabilities, net	0	0
Total capitalization	$ 13,435	$ 13,776
Debt to total capitalization	23.00%	19.00%
Debt to total capitalization (market value)	15.00%	12.00%
Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Carrying value	$ 34,051	$ 29,680
Deferred income tax liabilities, net	8,109	6,930
Total capitalization	$ 78,616	$ 66,589
Debt to total capitalization	43.00%	45.00%
Debt to total capitalization (market value)	40.00%	40.00%
Non-controlling interest
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	$ 32,218	$ 25,256
Non-controlling interest | Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	0	0
Non-controlling interest | Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	26,168	18,863
Preferred equity | Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	537	583
Preferred equity | Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	537	583
Perpetual subordinated notes
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	737	592	592	592
Perpetual subordinated notes | Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	737	592
Perpetual subordinated notes | Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	737	592
Preferred limited partners’ equity
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	634	760	$ 760	$ 881
Preferred limited partners’ equity | Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	634	760
Preferred limited partners’ equity | Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	634	760
Unitholders’ equity | Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	8,380	9,181
Unitholders’ equity | Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	8,380	9,181
Commercial paper | Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Corporate borrowings	431	183
Commercial paper | Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Corporate borrowings	431	183
Medium term notes | Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Carrying value	3,008	2,660
Deferred financing fees	16	10
Medium term notes | Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Carrying value	3,008	2,660
Hybrid notes | Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Carrying value	139	0
Hybrid notes | Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Carrying value	139	0
Non-recourse borrowings | Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Carrying value	0	0
Non-recourse borrowings | Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Carrying value	30,904	27,020
Subscription Facility | Brookfield Renewable
Disclosure of objectives, policies and processes for managing capital [line items]
Consolidated non-recourse borrowings	1,494	2,626
Available portion of corporate credit facilities | Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Corporate borrowings	240	0
Available portion of corporate credit facilities | Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Corporate borrowings	$ 240	$ 0